DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
NOTE 8 — DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
In the normal course of business, the Company uses certain types of derivative instruments for the purpose of managing or hedging its interest rate risk. During the six months ended June 30, 2021, two of the Company’s interest rate swap agreements matured. Additionally, the Company entered into four interest rate cap agreements during the six months ended June 30, 2021. As of June 30, 2021, the Company had three interest rate swap agreements designated as hedging instruments and four non-designated
interest rate cap agreements.

The following table summarizes the terms of the Company’s interest rate swap agreements and interest rate cap agreements as of June 30, 2021 and December 31, 2020 (dollar amounts in thousands):

		Outstanding Notional Amount as of June 30, 2021				Fair Value of Assets (Liabilities) as of
	Balance Sheet Location		Interest Rates	Effective Dates	Maturity Dates	June 30, 2021	December 31, 2020
Interest Rate Caps	Prepaid expenses and other assets	$102,553	5.45% (1)	5/7/2021	5/9/2022	$ —	$—
Interest Rate Swaps	Deferred rental income, derivative liabilities and other liabilities	$241,500	2.55% to 4.50% (2)	6/29/2016 to 4/25/2019	7/1/2021 to 3/27/2023	$(6,289)	$(12,308)

(1)	The interest rate consists of the underlying index capped to a fixed rate as of June 30, 2021.
(2)	The interest rates consist of the underlying index swapped to a fixed rate and the applicable interest rate spread as of June 30, 2021.
Additional disclosures related to the fair value of the Company’s derivative instruments are included in Note 3 — Fair Value Measurements. The notional amount under the derivative instruments is an indication of the extent of the Company’s involvement in each instrument, but does not represent exposure to credit, interest rate or market risks.
Accounting for changes in the fair value of a derivative instrument depends on the intended use and designation of the derivative instrument. The Company has interest rate caps that are used to manage exposure to interest rate movements, but do not meet the requirements to be designated as hedging instruments. The change in fair value of the derivative instruments that are not designated as hedges is recorded directly to earnings in interest expense and other, net on the accompanying condensed consolidated statements of operations. The Company has interest rate swaps that are designated as cash flow hedges in order to hedge the variability of the anticipated cash flows on its variable rate debt. The change in fair value of the derivative instruments that are designated as hedges is recorded in other comprehensive income (loss), with a portion of the amount subsequently reclassified to interest expense as interest payments are made on the Company’s variable rate debt. For the three and six months ended June 30, 2021, the amount of losses reclassified from other comprehensive income (loss) as an increase to interest expense was $71,000 and $3.2 million, respectively. For the three and six months ended June 30, 2020, the amount of losses reclassified from other comprehensive income (loss) as an increase to interest expense was $3.3 million and $4.3 million, respectively. The total unrealized gain on interest rate swaps was $80,000 as of June 30, 2021, and the total unrealized loss on interest rate swaps was $3.2 million as of December 31, 2020, which are included in accumulated other comprehensive (loss) income in the accompanying condensed consolidated statement of stockholders’ equity. During the next 12 months, the Company estimates that $59,000 will be reclassified from other comprehensive income (loss) as an increase to interest expense. The Company includes cash flows from interest rate swap agreements in net cash flows provided by operating activities on its condensed consolidated statements of cash flows, as the Company’s accounting policy is to present cash flows from hedging instruments in the same category in its condensed consolidated statements of cash flows as the category for cash flows from the hedged items.
The Company has agreements with each of its derivative counterparties that contain provisions whereby if the Company defaults on certain of its unsecured indebtedness, the Company could also be declared in default on its derivative obligations, resulting in an acceleration of payment. If the Company had breached any of these provisions, it could have been required to settle its obligations under the agreements at their aggregate termination value, inclusive of interest payments and accrued interest, of $6.3 million as of June 30, 2021. In addition, the Company is exposed to credit risk in the event of non-performance by its derivative counterparties. The Company believes it mitigates its credit risk by entering into agreements with creditworthy counterparties. The Company records credit risk valuation adjustments on its interest rate swaps based on the credit quality of the Company and the respective counterparty. There were no termination events or events of default related to the interest rate swaps as of June 30, 2021.

NOTE 8 — DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
In the normal course of business, the Company uses certain types of derivative instruments for the purpose of managing or hedging its interest rate risk. During the year ended December 31, 2020, one of the Company’s interest rate swap agreements was partially terminated prior to the maturity date, resulting in a loss of $97,000. The loss was recorded as an increase to interest expense and other, net included in the accompanying consolidated statements of operations. In addition, the Company assumed two interest rate swap agreements in connection with the Mergers. As of December 31, 2020, the Company had five interest rate swap agreements designated as hedging instruments.
The following table summarizes the terms of the Company’s interest rate swap agreements designated as hedging instruments as of December 31, 2020 and 2019 (dollar amounts in thousands):

	Balance Sheet Location	Outstanding Notional Amount as of December 31, 2020	Interest Rates (1)	Effective Dates	Maturity Dates	Fair Value of Liabilities as of
						December 31, 2020	December 31, 2019 (2)
Interest Rate Swaps	Derivative liabilities, deferred rental income and other liabilities	$1,085,266	2.55% to 4.50%	6/29/2016 to 5/27/2020	3/15/2021 to 3/27/2023	$(12,308)	$(4,181)

(1)	The interest rates consist of the underlying index swapped to a fixed rate and the applicable interest rate spread as of December 31, 2020.
(2)
As of December 31, 2019, the Company had two interest rate swap agreements in an asset position with a notional amount of $60.0 million and a fair value of $261,000 included in prepaid expenses and other assets on the consolidated balance sheets.

Additional disclosures related to the fair value of the Company’s derivative instruments are included in Note 3 — Fair Value Measurements. The notional amount under the interest rate swap agreements is an indication of the extent of the Company’s involvement in each instrument, but does not represent exposure to credit, interest rate or market risks.
Accounting for changes in the fair value of a derivative instrument depends on the intended use and designation of the derivative instrument. The Company designated the interest rate swaps as cash flow hedges in order to hedge the variability of the anticipated cash flows on its variable rate debt. The change in fair value of the derivative instruments that are designated as hedges is recorded in other comprehensive (loss) income, with a portion of the amount subsequently reclassified to interest expense as interest payments are made on the Company’s variable rate debt. For the year ended December 31, 2020, the amount of loss reclassified from other comprehensive (loss) income as an increase to interest expense was $12.3 million. For the years ended December 31, 2019 and 2018, the amount of gains reclassified from other comprehensive (loss) income as a decrease to interest expense was $3.5 million and $4.3 million, respectively. The total unrealized loss on interest rate swaps of $12.3 million and $3.9 million as of December 31, 2020 and 2019, respectively, and the total unrealized gain on interest rate swaps of $11.0 million as of December 31, 2018 is included in accumulated other comprehensive income (loss) in the accompanying consolidated statement of stockholders’ equity. During the next 12 months, the Company estimates that $3.3 million will be reclassified from other comprehensive (loss) income as an increase to interest expense. The Company includes cash flows from interest rate swap agreements in net cash flows provided by operating activities on its consolidated statements of cash flows, as the Company’s accounting policy is to present cash flows from hedging instruments in the same category in its consolidated statements of cash flows as the category for cash flows from the hedged items.
The Company has agreements with each of its derivative counterparties that contain provisions whereby if the Company defaults on certain of its unsecured indebtedness, the Company could also be declared in default on its derivative obligations, resulting in an acceleration of payment. If the Company had breached any of these provisions, it could have been required to settle its obligations under the agreements at their aggregate termination value, inclusive of interest payments and accrued interest of $13.1 million as of December 31, 2020. In addition, the Company is exposed to credit risk in the event of non-performance by its derivative counterparties. The Company believes it mitigates its credit risk by entering into agreements with creditworthy counterparties. The Company records credit risk valuation adjustments on its interest rate swaps based on the credit quality of the Company and the respective counterparty. There were no termination events or events of default related to the interest rate swaps as of December 31, 2020.